Accounts Payable - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable [Line Items]
Non-cash transfers from trade payables to finance payables	₱ 0	₱ 0